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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          RMR Advisors, Inc.
                 -------------------------------
   Address:       400 Centre Street
                 -------------------------------
                  Newton, MA 02458
                 -------------------------------

Form 13F File Number: 28-10878
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Adam D. Portnoy
         -------------------------------
Title:    President
         -------------------------------
Phone:    617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

       /s/Adam D. Portnoy                 Newton, MA      February 5, 2010
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      67
                                        --------------------

Form 13F Information Table Value Total:      $37,542
                                        --------------------
                                            (thousands)

List of Other Included Managers:    None
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                           FORM 13F INFORMATION TABLE

      COLUMN 1                      COLUMN 2        COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
   NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
----------------------------- -------------------- --------- -------- --------- --- ---- ---------- -------- ------ -------- ------
ALEXANDRIA REAL ESTATE EQUIT           Com         015271109     804     12,500 SH          SOLE     12,500            -
ANWORTH MORTGAGE ASSET CORP            Com         037347101      51      7,300 SH          SOLE      7,300            -
APARTMENT INVT + MGMT CO -A           CL A         03748R101     458     28,745 SH          SOLE     28,745            -
ASSOCIATED ESTATES REALTY CP           Com         045604105     902     80,000 SH          SOLE     80,000            -
AVALONBAY COMMUNITIES INC              Com         053484101   1,279     15,575 SH          SOLE     15,575            -
BLACKROCK CREDIT ALL INC TR            Com         092508100     220     19,336 SH          SOLE     19,336            -
BRANDYWINE REALTY TRUST          SH BEN INT NEW    105368203   1,492    130,900 SH          SOLE    130,900            -
BRE PROPERTIES INC                    CL A         05564E106     529     16,000 SH          SOLE     16,000            -
BROOKFIELD PPTYS CORP                  Com         112900105     121     10,000 SH          SOLE     10,000            -
CBL + ASSOCIATES PROPERTIES            Com         124830100     177     18,314 SH          SOLE     18,314            -
CEDAR SHOPPING CENTERS INC           Com New       150602209     262     38,508 SH          SOLE     38,508            -
COGDELL SPENCER INC                    Com         19238U107     179     31,655 SH          SOLE     31,655            -
COHEN + STEERS QUALITY INCOME          Com         19247L106     366     60,297 SH          SOLE     60,297            -
COHEN + STEERS REIT + UTIL INC         Com         19247Y108     259     24,384 SH          SOLE     24,384            -
COLONIAL PROPERTIES TRUST        COM SH BEN INT    195872106     408     34,800 SH          SOLE     34,800            -
CORPORATE OFFICE PROPERTIES        SH BEN INT      22002T108     571     15,600 SH          SOLE     15,600            -
COUSINS PROPERTIES INC                 Com         222795106     257     33,624 SH          SOLE     33,624            -
D R HORTON INC                         Com         23331A109     402     37,000 SH          SOLE     37,000            -
DCT INDUSTRIAL TRUST INC               Com         233153105     377     75,000 SH          SOLE     75,000            -
DIAMONDROCK HOSPITALITY CO             Com         252784301     169     20,000 SH          SOLE     20,000            -
DUKE REALTY CORP                     Com New       264411505     378     31,100 SH          SOLE     31,100            -
DWS RREEF REAL ESTATE FD II            Com         23338X102     102     94,150 SH          SOLE     94,150            -
EASTGROUP PROPERTIES INC               Com         277276101     272      7,100 SH          SOLE      7,100            -
EATON VANCE ENHANCED EQUITY            COM         278277108     173     12,100 SH          SOLE     12,100            -
ENTERTAINMENT PROPERTIES TR      Com Sh Ben Int    29380T105   1,146     32,500 SH          SOLE     32,500            -
EQUITY ONE INC                         Com         294752100      50      3,100 SH          SOLE      3,100            -
EQUITY RESIDENTIAL                 Sh Ben Int      29476L107   1,655     49,000 SH          SOLE     49,000            -
ESSEX PROPERTY TRUST INC               Com         297178105     502      6,000 SH          SOLE      6,000            -
FELCOR LODGING TRUST INC         PFD CONV A 1.95   31430F200     794     73,000 SH          SOLE     73,000            -
GLIMCHER REALTY TRUST              Sh Ben Int      379302102     216     80,000 SH          SOLE     80,000            -
HCP INC                                Com         40414L109   1,209     39,580 SH          SOLE     39,580            -
HEALTH CARE REIT INC             PFD G CONV 7.5%   42217K502     429     13,400 SH          SOLE     13,400            -
HEALTHCARE REALTY TRUST INC            Com         421946104     279     13,000 SH          SOLE     13,000            -
HERSHA HOSPITALITY TRUST          SH BEN INT A     427825104     630    200,583 SH          SOLE    200,583            -
HIGHWOODS PROPERTIES INC               Com         431284108   1,264     37,900 SH          SOLE     37,900            -
HOME PROPERTIES INC                    Com         437306103      24        500 SH          SOLE        500            -
KIMCO REALTY CORP                      Com         49446R109     406     30,000 SH          SOLE     30,000            -
LAS VEGAS SANDS CORP                   Com         517834107     314     21,000 SH          SOLE     21,000            -
LEXINGTON REALTY TRUST                 Com         529043101     380     62,558 SH          SOLE     62,558            -
LIBERTY PROPERTY TRUST             SH BEN INT      531172104   1,159     36,200 SH          SOLE     36,200            -
MACERICH CO/THE                        Com         554382101     602     16,735 SH          SOLE     16,735            -
MACK-CALI REALTY CORP                  Com         554489104   1,027     29,700 SH          SOLE     29,700            -
MAGUIRE PROPERTIES INC                 Com         559775101      36     24,000 SH          SOLE     24,000            -
MEDICAL PROPERTIES TRUST INC           Com         58463J304   1,391    139,120 SH          SOLE    139,120            -
MFA FINANCIAL INC                      Com         55272X102     294     39,950 SH          SOLE     39,950            -
MID-AMERICA APARTMENT COMM             Com         59522J103     970     20,100 SH          SOLE     20,100            -
NATIONAL RETAIL PROPERTIES             Com         637417106   2,056     96,900 SH          SOLE     96,900            -
NATIONWIDE HEALTH PPTYS INC            Com         638620104   1,676     47,654 SH          SOLE     47,654            -
NUVEEN FLOATING RATE INCOME FD         Com         67072T108     209     20,185 SH          SOLE     20,185            -
NUVEEN REAL ESTATE INCOME FD           Com         67071B108      30      3,700 SH          SOLE      3,700            -
OMEGA HEALTHCARE INVESTORS             COM         681936100      43      2,200 SH          SOLE      2,200            -
PROSHARES TR                   PSHARES REAL ESTATE 74347R552     658     87,850 SH          SOLE     87,850            -
PUBLIC STORAGE                         Com         74460D109     252      3,100 SH          SOLE      3,100            -
RAMCO-GERSHENSON PROPERTIES      Com Sh Ben Int    751452202     200     21,000 SH          SOLE     21,000            -
REALTY INCOME CORP                     Com         756109104     111      4,300 SH          SOLE      4,300            -
REGENCY CENTERS CORP                   Com         758849103     480     13,700 SH          SOLE     13,700            -
SIMON PROPERTY GROUP INC               Com         828806109   1,770     22,179 SH          SOLE     22,179            -
SL GREEN REALTY CORP                   Com         78440X101     849     16,900 SH          SOLE     16,900            -
SUN COMMUNITIES INC                    Com         866674104     298     15,100 SH          SOLE     15,100            -
SUPERTEL HOSPITALITY INC               Com         868526104     127     84,642 SH          SOLE     84,642            -
TANGER FACTORY OUTLET CENTER           Com         875465106     211      5,400 SH          SOLE      5,400            -
TOLL BROS INC                          Com         889478103     188     10,000 SH          SOLE     10,000            -
UDR INC                                Com         902653104      49      3,000 SH          SOLE      3,000            -
VORNADO REALTY TRUST               SH BEN INT      929042109   1,982     28,335 SH          SOLE     28,335            -
WASHINGTON REAL ESTATE INV         SH BEN INT      939653101     496     18,000 SH          SOLE     18,000            -
WEINGARTEN REALTY INVESTORS        SH BEN INT      948741103     693     35,000 SH          SOLE     35,000            -
WESTERN ASSET EMERGING MKTS            Com         95766A101     179     10,293 SH          SOLE     10,293            -
                                      Total                   37,542